DEI Document	Apr. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 23, 2026
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Registrant Name	CLEARONE INC
Entity Central Index Key	0000840715
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33660
Entity Tax Identification Number	87-0398877
Entity Address, Address Line One	7533 S Center View Ct. # 5311
Entity Address, City or Town	West Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84084
City Area Code	801
Local Phone Number	975-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001
Trading Symbol	CLRO
Security Exchange Name	NASDAQ